Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023		$ 16	[1]		[1]	$ (500)	[1]	$ 169,129	$ 6,656	$ (314,235)	$ 6,100	$ 53,960	$ (78,874)
Balance, shares at Dec. 31, 2023	[1]	5,356,906
Balance, shares at Dec. 31, 2023	[1]					(1,585)
Foreign currency translation adjustment			[1]		[1]		[1]				526	1,558	2,084
Changes in post-employment and termination benefits			[1]		[1]		[1]				(56)	(38)	(94)
Effects of rounding fractional shares into whole shares upon Reverse Stock Split			[1],[2]		[1]		[1]							[2]
Effects of rounding fractional shares into whole shares upon Reverse Stock Split, shares	[1]	114,755
Net loss			[1]		[1]		[1]			(21,622)		(9,901)	(31,523)
Balance at Jun. 30, 2024		$ 16	[1]		[1]	$ (500)	[1]	169,129	6,656	(335,857)	6,570	45,579	(108,407)
Balance, shares at Jun. 30, 2024	[1]	5,471,661
Balance, shares at Jun. 30, 2024	[1]					(1,585)
Balance at Dec. 31, 2023		$ 16	[1]		[1]	$ (500)	[1]	169,129	6,656	(314,235)	6,100	53,960	(78,874)
Balance, shares at Dec. 31, 2023	[1]	5,356,906
Balance, shares at Dec. 31, 2023	[1]					(1,585)
Effects of rounding fractional shares into whole shares upon Reverse Stock Split, shares		114,755
Balance at Dec. 31, 2024		$ 16	[1]		[1]	$ (500)	[1]	169,129	6,656	(361,130)	6,562	33,781	$ (145,486)
Balance, shares at Dec. 31, 2024	[1]	5,471,661
Balance, shares at Dec. 31, 2024						(1,585)	[1]						1,585
Foreign currency translation adjustment			[1]		[1]		[1]				(3,229)	650	$ (2,579)
Changes in post-employment and termination benefits			[1]		[1]		[1]				454	302	756
Net loss			[1]		[1]		[1]			(40,048)		(21,441)	(61,489)
Issuance of Class A Ordinary Shares		$ 81	[1]		[1]		[1]	42,428					42,509
Issuance of Class A Ordinary Shares, shares	[1]	27,042,359
Reclassification of Class A and Class B Ordinary Shares		$ (5)	[1]	$ 5	[1]		[1]
Reclassification of Class A and Class B Ordinary Shares, shares	[1]	(1,624,910)		1,600,000
Balance at Jun. 30, 2025		$ 92	[1]	$ 5	[1]	$ (500)	[1]	$ 211,557	$ 6,656	$ (401,178)	$ 3,787	$ 13,292	$ (166,289)
Balance, shares at Jun. 30, 2025	[1]	30,889,110		1,600,000
Balance, shares at Jun. 30, 2025						(1,585)	[1]						1,585

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(d).
[2]	Less than $1,000.